ERShares Private-Public Crossover ETF
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks — 99.99% Shares Fair Value
Communications — 27.14%
Airbnb, Inc., Class A
(a)
26,505 $ 3,361,099
Alphabet, Inc., Class A 34,041 5,645,700
AppLovin Corp., Class A
(a)
35,708 4,661,679
DoorDash, Inc., Class A
(a)
32,173 4,592,052
Meta Platforms, Inc., Class A 11,718 6,707,853
Spotify Technology SA
(a)
11,793 4,346,074
29,314,457
Consumer Discretionary — 8.37%
Copart, Inc.
(a)
63,738 3,339,871
DraftKings, Inc., Class A
(a)
73,399 2,877,241
Ulta Beauty, Inc.
(a)
7,259 2,824,622
9,041,734
Health Care — 15.03%
Exact Sciences Corp.
(a)
51,956 3,539,243
Medpace Holdings, Inc.
(a)
6,089 2,032,508
Regeneron Pharmaceuticals, Inc.
(a)
3,728 3,919,022
ResMed, Inc. 15,369 3,751,881
United Therapeutics Corp.
(a)
8,359 2,995,448
16,238,102
Technology — 49.45%
Appfolio, Inc., Class A
(a)
9,349 2,200,755
Arista Networks, Inc.
(a)
10,970 4,210,505
Confluent, Inc., Class A
(a)
91,290 1,860,490
Corpay, Inc.
(a)
10,077 3,151,682
Datadog, Inc., Class A
(a)
25,952 2,986,037
Dropbox, Inc., Class A
(a)
104,000 2,644,720
MongoDB, Inc.
(a)
11,198 3,027,379
Monolithic Power Systems, Inc. 3,846 3,555,627
NVIDIA Corp. 51,645 6,271,769
Oracle Corp. 34,123 5,814,559
Paylocity Holding Corp.
(a)
16,521 2,725,469
Pure Storage, Inc., Class A
(a)
44,769 2,249,195
Salesforce, Inc. 17,901 4,899,683
Super Micro Computer, Inc.
(a)
3,844 1,600,642
Synopsys, Inc.
(a)
6,326 3,203,423
Toast, Inc., Class A
(a)
106,196 3,006,409
53,408,344
Total  Common Stocks
  (Cost $90,270,514) 108,002,637
Total Investments — 99.99%
    (Cost $90,270,514) 108,002,637
Other Assets in Excess of Liabilities — 0.01% 5,784
Net Assets — 100.00% $ 108,008,421
(a) Non-income producing security.

ERShares Private-Public Crossover ETF
Schedule of Investments (continued)
September 30, 2024 (Unaudited)